Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 3,010,080	$ 486,063	$ 3,568,661
Accounts receivable	169,207	112,630	100,032
Prepaid expenses	246,270	300,813	376,925
Short-term deposit (notes 3 and 14)	500,000	68,939
Prepaid mine deposit and acquisition costs (note 5)		2,260,463
Prepaid finance costs	190,649	393,640
Total current assets	4,116,206	3,622,548	4,045,618
Non-current assets
Equipment (note 3)	496,229	396,894	435,727
Right-of-use assets (note 4)	27,911	52,353	158,731
Bunker Hill Mine and mining interests (note 5)	14,449,211	1
Long-term deposit (note 6)			2,068,939
Mining interests (note 6)		1	1
Total assets	19,089,557	4,071,796	6,709,016
Current liabilities
Accounts payable (note 13)	900,984	1,312,062	1,440,837
Accrued liabilities (note 12)	2,415,382	869,581	214,218
EPA/IDEQ water treatment payable (note 6)	5,185,706	5,110,706	3,136,050
Interest payable (note 6)	506,735	409,242	162,540
DSU liability (note 11)	1,331,488	1,531,409	1,110,125
Promissory notes payable (note 7)	2,500,000	2,500,000
EPA cost recovery payable - short-term (note 6)	12,000,000	11,000,000	8,000,000
Current portion of lease liability (note 8)	31,889	62,277	114,783
Total current liabilities	24,872,184	22,795,277	14,178,553
Non-current liabilities
Lease liability (note 9)			61,824
Convertible debentures (note 7)	12,553,070
EPA cost recovery liability - long-term, net of discount (note 6)	3,540,852
Derivatives of convertible debenture (note 7)	1,260,850
Derivative warrant liability (notes 8 and 9)	12,064,879	15,518,887	24,006,236
Total liabilities	54,291,835	38,314,164	38,246,613
Shareholders’ Deficiency
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; Nil preferred shares issued and outstanding (note 9)
Common shares, $0.000001 par value, 750,000,000 common shares authorized; 164,435,442 and 143,117,068 common shares issued and outstanding, respectively (note 9)	164	164	143
Subscriptions received (note 14)	1,775,790
Additional paid-in-capital (note 9)	38,393,804	38,248,618	34,551,133
Shares to be issued
Deficit accumulated during the exploration stage	(75,372,036)	(72,491,150)	(66,088,873)
Total shareholders’ deficiency	(35,202,278)	(34,242,368)	(31,537,597)
Total shareholders’ deficiency and liabilities	$ 19,089,557	$ 4,071,796	$ 6,709,016